Cash, Cash Equivalents and Current Marketable Securities (Details Textual) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Current marketable securities	$ 7,719	$ 8,303
Cash, Cash Equivalents and Current Marketable Securities (Textual) [Abstract]
Unrealized gain in Government securities and obligations	1
Cash and cash equivalents and current marketable securities at fair value	32,262
Government Securities and Obligations [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Current marketable securities	7,545	8,153
Corporate Debt Securities [Member]
Cash Cash Equivalents and Current Marketable Securities [Line Items]
Current marketable securities	$ 174	$ 150